Operating Segment Reporting - Schedule of Geographical Information of Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Total revenues	$ 15,151,822	$ 16,443,808
Singapore
Segment Reporting Information [Line Items]
Total revenues	4,424,536	7,171,848
Marshall Islands
Segment Reporting Information [Line Items]
Total revenues	3,837,121	6,451,652
Germany
Segment Reporting Information [Line Items]
Total revenues	2,373,047
Switzerland
Segment Reporting Information [Line Items]
Total revenues	2,670,776	1,439,600
Other
Segment Reporting Information [Line Items]
Total revenues	$ 1,846,342	$ 1,380,708